Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average summary compensation table total for non-PEO NEOs ($)(1)(2)		Value of initial fixed $100 investment based on:

Year	Summary compensation table total for PEO ($)(1)(2)	Compensation actually paid to PEO ($)(1)(3)		Average compensation actually paid to non-PEO NEOs ($)(1)(3)	Company total shareholder return ($)(4)	Peer group total shareholder return ($)(5)	Net income ($ in millions)(6)	Constant currency revenue ($ in millions)(7)
2025	20,139,981	40,020,576	5,074,897	6,948,350	114.67	108.95	1,556	8,384
2024	39,959,767	40,244,984	8,528,291	8,801,783	95.60	95.07	479	8,296

Company Selected Measure Name	Constant Currency Revenue
Named Executive Officers, Footnote	NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2025	Bryan C. Hanson	Wayde D, McMillan, Heather Knight, Amy L. Landucci, Marcela A. Kirberger, Christopher Barry
2024	Bryan C. Hanson	Wayde D. McMillan, Christopher Barry, Tammy L. Gomez, Amy L. Landucci

Peer Group Issuers, Footnote	Peer Group total shareholder return represents the cumulative return on a fixed investment of $100 in the S&P 500 Health Care (Sector) Index for the period beginning on April 1, 2024, through the end of the applicable fiscal year, assuming reinvestment of dividends.
PEO Total Compensation Amount	$ 20,139,981	$ 39,959,767
PEO Actually Paid Compensation Amount	$ 40,020,576	40,244,984
Adjustment To PEO Compensation, Footnote	CAP has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). To calculate the CAP the following amounts were deducted from and added to the total compensation number shown in the SCT.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	Fiscal Year 2025 ($)
Summary Compensation Table Total	20,139,981
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(15,209,022)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	20,813,673
Plus/(Minus): Change in Fair Value from Prior Fiscal Year-End to This Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	13,547,109
Plus: Fair Value at Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	0
Plus/(Minus): Change in Fair Value from Prior Fiscal Year-End to the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	728,835
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	0
Compensation Actually Paid	40,020,576

Reconciliation of Average Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2025 ($)
Summary Compensation Table Total	5,074,897
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(3,359,643)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	3,619,590
Plus/(Minus): Change in Fair Value from Prior Fiscal Year-End to This Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	1,895,343
Plus: Fair Value at Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	0
Plus/(Minus): Change in Fair Value from Prior Fiscal Year-End to the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	223,853
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	(505,689)
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Compensation Actually Paid	6,948,350
For purposes of the above adjustments, the fair value of equity awards are computed based on generally accepted accounting principles in a manner consistent with the fair value methodology used to account for share-based payments included in Note 16 to the Company’s audited financial statements for fiscal year ended December 31, 2025, included in the Company’s Annual Report on Form 10-K filed with the SEC on February 27, 2026.

Non-PEO NEO Average Total Compensation Amount	$ 5,074,897	8,528,291
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,948,350	8,801,783
Adjustment to Non-PEO NEO Compensation Footnote	CAP has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). To calculate the CAP the following amounts were deducted from and added to the total compensation number shown in the SCT.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	Fiscal Year 2025 ($)
Summary Compensation Table Total	20,139,981
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(15,209,022)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	20,813,673
Plus/(Minus): Change in Fair Value from Prior Fiscal Year-End to This Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	13,547,109
Plus: Fair Value at Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	0
Plus/(Minus): Change in Fair Value from Prior Fiscal Year-End to the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	728,835
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	0
Compensation Actually Paid	40,020,576

Reconciliation of Average Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2025 ($)
Summary Compensation Table Total	5,074,897
(Minus): Grant Date Fair Value of Equity Awards Granted in the Fiscal Year	(3,359,643)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	3,619,590
Plus/(Minus): Change in Fair Value from Prior Fiscal Year-End to This Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	1,895,343
Plus: Fair Value at Vesting Date of Equity Awards Granted and Vested in the Fiscal Year	0
Plus/(Minus): Change in Fair Value from Prior Fiscal Year-End to the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	223,853
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	(505,689)
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	—
Compensation Actually Paid	6,948,350
For purposes of the above adjustments, the fair value of equity awards are computed based on generally accepted accounting principles in a manner consistent with the fair value methodology used to account for share-based payments included in Note 16 to the Company’s audited financial statements for fiscal year ended December 31, 2025, included in the Company’s Annual Report on Form 10-K filed with the SEC on February 27, 2026.

Compensation Actually Paid vs. Total Shareholder Return	Compensation actually paid vs. total shareholder return

Compensation Actually Paid to PEO	Average Compensation Actually Paid to Other NEOs
Solventum TSR	Peer Group TSR

Compensation Actually Paid vs. Net Income	Compensation actually paid vs. net income

Compensation Actually Paid to PEO	Average Compensation Actually Paid to Other NEOs	Net Income

Compensation Actually Paid vs. Company Selected Measure	Compensation actually paid vs. constant currency revenue

Compensation Actually Paid to PEO	Average Compensation Actually Paid to Other NEOs
Constant Currency Revenue

Total Shareholder Return Vs Peer Group	Compensation actually paid vs. total shareholder return

Compensation Actually Paid to PEO	Average Compensation Actually Paid to Other NEOs
Solventum TSR	Peer Group TSR

Total Shareholder Return Amount	$ 114.67	95.60
Peer Group Total Shareholder Return Amount	108.95	95.07
Net Income (Loss)	$ 1,556,000,000	$ 479,000,000
Company Selected Measure Amount	8,384,000,000	8,296,000,000
PEO Name	Bryan C. Hanson
Additional 402(v) Disclosure	Amounts reflect Summary Compensation Table Total Pay for our NEOs for 2025 and 2024.Company total shareholder return (“TSR”) represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on April 1, 2024, the date the Company’s common stock commenced regular-way trading on the NYSE, through the end of the applicable fiscal year.The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Constant Currency Revenue
Non-GAAP Measure Description	Constant Currency Revenue is a non-GAAP financial measure used for purposes of the AIP. See the section titled “Non-GAAP Financial Measures” for additional information and definitions of these non-GAAP financial measures.
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,209,022)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,813,673
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,547,109
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	728,835
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,359,643)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,619,590
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,895,343
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	223,853
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(505,689)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0